INVENTORIES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement1 [Line Items]
Reclassified Asset as Inventories	$ 28,853	$ 48,935
Accumulated depreciation [member]
Statement1 [Line Items]
Reclassified Asset as Inventories	(12,444)	(8,982)
Impairment [member]
Statement1 [Line Items]
Reclassified Asset as Inventories	0	(12,287)
Cost [member]
Statement1 [Line Items]
Reclassified Asset as Inventories	$ 41,297	$ 70,204